Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	¥ 12,130,456	$ 1,734,633	¥ 11,279,995
Less: Accumulated depreciation and amortization	10,732,962	1,534,794	10,733,082
Less: Impairment	150,926	21,582	85,551
Property and equipment, net	1,246,568	178,257	461,362
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	4,758,936	680,519	4,758,936
Office equipment and furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	5,709,799	816,491	5,707,482
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	¥ 1,661,721	$ 237,623	¥ 813,577